Issued Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Issued Capital and Reserves [Abstract]
Schedule of Convertible Note Contained Customary Events	The convertible note contained customary events of default and bared interest daily at a simple rate of 11% per annum.
	As of December 31, 2023
	Number of authorized shares	Number of share outstanding

Ordinary shares	2,150,000,000	29,709,641
Preference shares	5,000,000	-
	2,155,000,000	29,709,641
	As of December 31, 2022
	Number of authorized shares	Number of share outstanding
	(recast)	(recast)

Ordinary shares	2,150,000,000	26,005,654
Preference shares	5,000,000	-
	2,155,000,000	26,005,654

Schedule of the Movement of Ordinary Shares and Share Premium	The movement of ordinary shares and share premium during the year is as follows:
	Number of Shares	Share Capital	Share premium
		USD	USD

Opening balance as of January 1, 2022 (recast)	17,210,188	1,721	32,109,245
Issuance of ordinary shares upon reverse recapitalization	7,478,964	748	73,392,243
Share based payment for service providers	290,000	29	2,899,971
Conversion of convertible notes and working capital loans into common stock	789,815	79	7,738,105
Issuance of shares upon cashless exercise of warrants	236,687	24	365,676
Ending ordinary shares as of December 31, 2022	26,005,654	2,601	116,505,240

Share based payment for service providers	950,000	95	2,849,905
Employees’ long term incentive plan issued	555,487	55	919,861
Shares issued to Board of Directors	143,500	14	194,986
Conversion of convertible notes and working capital loans into common stock	2,055,000	206	5,136,794
Ending ordinary shares as of December 31, 2023	29,709,641	2,971	125,606,786